Retained Earnings Details of retained earnings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of changes in retained earnings [Line Items]
Beginning balance	₩ 14,611,566		₩ 13,726,122	₩ 14,165,358
Net income attributable to owners	1,512,148	$ 1,416,638	1,261,266	1,059,157
Dividends on common stock	(336,636)		(168,317)	(504,952)
Dividends on hybrid securities	(167,072)		(206,515)	(183,320)
Appreciation of merger losses				(806,640)
Repayment of hybrid securities			(990)
Retirement of treasury stock				(3,481)
Ending balance	15,620,006	$ 14,633,421	14,611,566	13,726,122
Sub-total	1,775,422		1,667,388
Sub-total	10,864,061		10,337,364
Retained earnings before appropriation	2,980,523		2,606,814
Legal reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	1,775,422		1,667,388
Earned surplus reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 1,729,754		₩ 1,622,754
Description of nature and purpose of legal reserves within equity	In accordance with the Banking Act, legal reserve are appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.	In accordance with the Banking Act, legal reserve are appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.	In accordance with the Banking Act, legal reserve are appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.
Other legal reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 45,668		₩ 44,634
Description of nature and purpose of legal reserves within equity	Other legal reserves are appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, respectively, and may be used to offset any deficit incurred in those branches	Other legal reserves are appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, respectively, and may be used to offset any deficit incurred in those branches	Other legal reserves are appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, respectively, and may be used to offset any deficit incurred in those branches
Voluntary reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 10,864,061		₩ 10,337,364
Business rationalization reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 8,000		₩ 8,000
Description of nature and purpose of voluntary reserves within equity	Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.	Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.	Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.
Reserve for financial structure improvement
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 235,400		₩ 235,400
Description of nature and purpose of voluntary reserves within equity	From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least ten percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. Since 2015, reservation and appropriation became an autonomous judgment matter of the Group.	From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least ten percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. Since 2015, reservation and appropriation became an autonomous judgment matter of the Group.	From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least ten percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. Since 2015, reservation and appropriation became an autonomous judgment matter of the Group.
Additional reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 7,418,806		₩ 7,073,104
Description of nature and purpose of voluntary reserves within equity	Both of Additional reserve and other voluntary reserve are appropriated for capital adequacy and other management purpose.	Both of Additional reserve and other voluntary reserve are appropriated for capital adequacy and other management purpose.	Both of Additional reserve and other voluntary reserve are appropriated for capital adequacy and other management purpose.
Regulatory reserve for credit loss
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 2,438,191		₩ 2,255,252
Description of nature and purpose of voluntary reserves within equity	In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit losses under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such shortfall amount as regulatory reserve for credit loss.	In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit losses under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such shortfall amount as regulatory reserve for credit loss.	In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit losses under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such shortfall amount as regulatory reserve for credit loss.
Revaluation reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 751,964		₩ 753,908
Description of nature and purpose of voluntary reserves within equity	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.
Other voluntary reserve
Disclosure of changes in retained earnings [Line Items]
Sub-total	₩ 11,700		₩ 11,700
Description of nature and purpose of voluntary reserves within equity	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.	Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.
Retained earnings before appropriation
Disclosure of changes in retained earnings [Line Items]
Beginning balance	₩ 14,611,566		₩ 13,726,122	14,165,358
Net income attributable to owners	1,512,148		1,261,266	1,059,157
Dividends on common stock	(336,636)		(168,317)	(504,952)
Dividends on hybrid securities	(167,072)		(206,515)	(183,320)
Appreciation of merger losses				(806,640)
Repayment of hybrid securities			(990)
Retirement of treasury stock				(3,481)
Ending balance	15,620,006		14,611,566	₩ 13,726,122
Sub-total	1,775,422		1,667,388
Sub-total	10,864,061		10,337,364
Retained earnings before appropriation	₩ 2,980,523		₩ 2,606,814